Group structure (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Summary of direct and indirect interests of company in its subsidiaries

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2024	2023	2022

Directly controlled
XPAC Sponsor LLC	Cayman	Special Purpose Acquisition (SPAC) Sponsor	100.00%	100.00%	100.00%
XProject LTD	Cayman	Holding	100.00%	100.00%	100.00%
XP Holding International LLC	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial holding	100.00%	100.00%	100.00%
Indirectly controlled

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2024	2023	2022

XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (iii)	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
Banco XP S.A.	Brazil	Multipurpose bank	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital content services	100.00%	100.00%	100.00%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.70%	99.70%	99.73%
XP Corretora de Seguros Ltda.	Brazil	Insurance broker	99.99%	99.99%	99.99%
XP Gestão de Recursos Ltda.	Brazil	Asset management	95.80%	95.50%	95.60%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting services	99.99%	99.99%	99.99%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	100.00%	100.00%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.53%	99.53%	99.55%
XP Vista Asset Management Ltda.	Brazil	Asset management	99.99%	99.99%	99.99%
XP Controle 4 Participações S.A.	Brazil	Insurance holding	100.00%	100.00%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	100.00%
XP Private Holding UK Ltd	UK	Investment Advisor	100.00%	100.00%	100.00%
XP Investments US, LLC	US	Broker-dealer	100.00%	100.00%	100.00%
XP PE Gestão de Recursos Ltda.	Brazil	Asset management	97.90%	98.10%	98.70%
Antecipa S.A.	Brazil	Receivables financing market	25.00%	100.00%	100.00%
XP Allocation Asset Management Ltda.	Brazil	Asset management	99.97%	99.97%	99.99%
XP Eventos Ltda.	Brazil	Media and events	100.00%	100.00%	100.00%
DM10 Corretora de Seguros Ltda.	Brazil	Insurance broker	—%	100.00%	100.00%
XP Comercializadora de Energia Ltda.	Brazil	Energy trading	100.00%	100.00%	100.00%
XPAC Acquisition Corp. (vi)	Cayman	Special Purpose Acquisition (SPAC)	—%	—%	20.00%
XP Distribuidora de Títulos e Valores Mobiliários	Brazil	Securities dealer	100.00%	100.00%	100.00%
Instituto de Gestão e Tecnologia da Informação Ltda.	Brazil	Educational content services	100.00%	100.00%	100.00%
Xtage Intermediação S.A.	Brazil	Digital assets	100.00%	100.00%	100.00%
XP Administradora de Benefícios Ltda.	Brazil	Individual health plan intermediation	100.00%	100.00%	100.00%
XP Corretora de Seguros Riscos	Brazil	Retirement plans and insurance	100.00%	100.00%	100.00%
XP Representação Seguros Ltda.	Brazil	Insurance broker	100.00%	100.00%	—%
Banco Modal S.A. (ii)	Brazil	Multipurpose bank	100.00%	100.00%	—%
Modal Assessoria Financeira Ltda. (ii)	Brazil	Investment consulting services	100.00%	100.00%	—%
Modal Distribuidora de Títulos e Valores Mobiliários Ltda. (ii)	Brazil	Securities dealer	100.00%	100.00%	—%
Modalmais Treinamento e Desenvolvimento Ltda. (ii) (v)	Brazil	Professional training services	—%	100.00%	—%
XP Holding Participações (ii)	Brazil	Insurance broker	100.00%	100.00%	—%
Eleven Serviços de Consultoria e Análise S.A. (ii)	Brazil	Investment consulting services	100.00%	100.00%	—%
Banking and Trading Desenvolvimento de Sistemas Ltda. (“Carteira Global”) (ii) (v)	Brazil	Softwares development services	—%	100.00%	—%
Refinaria de Dados – Análise de Dados Ltda. (ii)(v)	Brazil	Digital content services	—%	100.00%	—%
Hum Bilhão Educação Financeira Ltda. (ii)(v)	Brazil	Digital content services	—%	100.00%	—%
Vaivoa Educação Financeira Ltda. (ii)(v)	Brazil	Digital content services	—%	100.00%	—%
Modal As a Service S.A. (ii)	Brazil	Financial services	—%	100.00%	—%
Galapos Consultoria e Participações Ltda. (ii)	Brazil	Consulting services	100.00%	100.00%	—%
W2D Tecnologia e Soluções Ltda. (ii)(v)	Brazil	Rendering of IT services	—%	100.00%	—%
XP Controle 5 Participações Ltda.	Brazil	Holding	100.00%	100.00%	96.00%
XP Sports Asset Management Ltda. (ii)	Brazil	Asset management	100.00%	100.00%	—%
Carteira Online Controle de Investimentos Ltda. – ME (ii)(v)	Brazil	Investment consolidation platform	—%	—%	100.00%
Habitat Capital Partners	Brazil	Asset management	—%	—%	99.99%

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2024	2023	2022

Consolidated investments funds
Aetos Energia Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	100.00%	—%
Araca Fim Cred Priv (iv)	Brazil	Investment fund	100.00%	—%	—%
Aurea Extrema Logística Fundo de Investimento Imobiliário (iv)	Brazil	Investment fund	100.00%	—%	—%
Correspondente Banqueiro Consignados INSS Fundo de Investimento em Direitos Creditórios – Resp Ltda (iv)	Brazil	Investment fund	100.00%	—%	—%
Cactos Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (iv)	Brazil	Investment fund	100.00%	—%	—%
Consignado Público XP Fundo de Investimento em Direitos Creditórios	Brazil	Investment fund	100.00%	100.00%	—%
Credit Restructuring Fundo de Investimento em Direitos Creditórios (iv)	Brazil	Investment fund	100.00%	—%	—%
Credit Restructuring II Fundo de Investimento em Direitos Creditórios Responsabilidade Limitada (iv)	Brazil	Investment fund	100.00%	—%	—%
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Fundo de Investimento em Cotas Multimercado Solar (iv)	Brazil	Investment fund	100.00%	—%	—%
Fundo de Investimento em Participações Novo Hotel Botafogo Empresas Emergentes (iv)	Brazil	Investment fund	100.00%	—%	—%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
SMF Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	—%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	100.00%
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Makhaira Fundo de Investimento Multimercado Crédito Privado Longo Prazo (iv)	Brazil	Investment fund	100.00%	—%	—%
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP High Yield Fund SP	Cayman	Investment fund	—%	100.00%	100.00%
XP International Fund SPC - XP Multistrategy Fund SP	Cayman	Investment fund	100.00%	100.00%	100.00%
XP Managers Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Alesia Fund SP CL Shares - Brazil Internacional Fund SPC.	Cayman	Investment fund	100.00%	100.00%	100.00%
Newave Fundo de Investimento em Participações Multiestratégia (v)	Brazil	Investment fund	—%	—%	100.00%
Endor Fundo de Investimento em Participações Multiestratégia Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
XP Phalanx CT Fund	Cayman	Investment fund	100.00%	100.00%	100.00%
MM Macadâmia FIM CP IE (ii)	Brazil	Investment fund	100.00%	100.00%	—%
MM Hedge Icon (ii)	Nassau	Investment fund	99.37%	99.37%	—%
Fundo de Investimento Imobiliário Desenvolvimento 1 Modalmais	Brazil	Investment fund	100.00%	100.00%	—%
Fundo de Investimento em Participações Chardonnay Capital Semente	Brazil	Investment fund	100.00%	100.00%	—%
KSM Realty - Fundo de Investimento em Participações Multiestratégia	Brazil	Investment fund	100.00%	100.00%	—%
Suécia I Fundo de Investimento Multimercado (ii)	Brazil	Investment fund	100.00%	100.00%	—%
Suécia II Fundo de Investimento Multimercado (ii)	Brazil	Investment fund	100.00%	100.00%	—%

(i)The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)New subsidiaries acquired in 2023. See further details in Note 5 (ii) Business combinations, below.
(iii)Subsidiary incorporated in 2018 for operating in the retirement plans and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(iv)New subsidiaries and investment funds incorporated in the year.
(v)Subsidiaries and investment funds closed or consolidated by other funds/companies during the year.
(vi)Subsidiaries which the Group holds or has held the operational control. The operational control refers to relevant rights the Company have over the subsidiary, that includes, among other topics, the right to nominate the directors and propose the target entity for merger.

Summary of fair value of the identifiable assets acquired and liabilities

Identified assets at the acquisition date	Amount	Method	Expected useful life
Retail client portfolio	168,876	Multi-Period Excess Earnings	6 years, 11 months
Institutional client portfolio	50,814	Multi-Period Excess Earnings	4 years, 6 months
Core deposits	134,407	With and Without	9 years, 6 months
Trademarks	29,869	Relief-from-Royalty	5 years
Softwares	4,311	Cost Approach	5 years
Total	388,277
For the period from July 1, 2023 to December 31, 2023, Banco Modal contributed R$ 93,611 to XP Inc's net income and R$ 343,258 to XP Inc's net revenues. If the acquisition date was on the beginning of the reporting period, XP Inc's combined unaudited net income and revenue for the year ended December 31, 2023, would be R$ 3,595,461 and R$ 14,896,966, respectively.
The table below shows the fair value of the net assets acquired and the allocation of the purchase price consideration (including goodwill arising on the acquisition), as well as the impacts on the Group's cash flows:

Fair value of net assets acquired	July 1, 2023

Assets
Cash and cash equivalents	770,887
Financial assets	4,274,729
Investments in associates and joint ventures	765
Property and equipment	39,532
Intangible assets	67,664
Other assets	730,342
Total assets	5,883,919

Liabilities
Financial liabilities	4,667,147
Other liabilities	843,814
Total liabilities	5,510,961
Net assets at fair value	372,957
Identified assets
Client portfolios	219,690
Core deposits	134,407
Trademarks	29,869
Software	4,311
Total identified assets	761,234

Goodwill determination

Purchase consideration transferred	2,097,326
(Less) fair value of identified assets	(761,234)
Goodwill	1,336,092

Analysis of cash flow on acquisition

Net cash acquired with the subsidiary	770,887
Issuance of shares – XP Inc (non-cash)	—
Net of cash flow on acquisition (investing activities)	770,887